Investment	12 Months Ended
Aug. 31, 2025
Investments, All Other Investments [Abstract]
Investment

4. Investment

The fair value of the Company’s 5% investment in a private company is determined using Level 3 inputs under ASC 820. Management assesses fair value annually using a market-approach valuation technique, considering factors such as the investee’s financial performance, recent arm’s-length transactions, and comparable private-company multiples. For the years ended August 31, 2025 and 2024, no observable changes in these inputs or in the investee’s financial condition were identified; accordingly, management concluded that the fair value remained unchanged. Any translation differences are recorded through earnings.